Segment Disclosures	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Disclosures
Segment Disclosures

Our reportable segments are strategic business units that offer different products and services. Our segments are managed separately because each segment requires different marketing strategies and business knowledge. Management evaluates performance based on segment operating margin, which includes revenues from affiliates and external customers, operating expenses, product purchases and equity earnings. Transactions between our business segments are conducted and recorded on the same basis as transactions with third-party entities.
We believe that investors benefit from having access to the same financial measures used by management. Operating margin, which is presented in the following tables, is an important measure used by management to evaluate the economic performance of our core operations. Operating margin is not a GAAP measure but the components of operating margin are computed using amounts that are determined in accordance with GAAP. A reconciliation of operating margin to operating profit, which is its nearest comparable GAAP financial measure, is included in the tables below. Operating profit includes depreciation and amortization expense and G&A expenses that management does not consider when evaluating the core profitability of our operations.

	Year Ended December 31, 2010
	Refined Products	Crude Oil	Marine Storage	Intersegment Eliminations	Total
	(in thousands)
Transportation and terminals revenues	$631,872	$22,051	$139,676	$—	$793,599
Product sales revenues	759,062	214	3,814	—	763,090
Affiliate management fee revenue	—	758	—	—	758
Total revenues	1,390,934	23,023	143,490	—	1,557,447
Operating expenses	232,565	238	52,418	(3,009)	282,212
Product purchases	667,079	—	1,506	—	668,585
Equity earnings	—	(5,732)	—	—	(5,732)
Operating margin	491,290	28,517	89,566	3,009	612,382
Depreciation and amortization expense	77,170	3,444	25,045	3,009	108,668
G&A expenses	76,955	1,491	16,870	—	95,316
Operating profit (loss)	$337,165	$23,582	$47,651	$—	$408,398
Additions to long-lived assets	$242,523	$221,779	$45,183		$509,485

	As of December 31, 2010
Segment assets	$2,658,986	$406,344	$619,974		$3,685,304
Corporate assets					32,596
Total assets					$3,717,900
Goodwill	$38,369	$12,082	2,809		$53,260
Investments in non-controlled entities	$—	$22,934	794		$23,728

	Year Ended December 31, 2011
	Refined Products	Crude Oil	Marine Storage	Intersegment Eliminations	Total
	(in thousands)
Transportation and terminals revenues	$680,235	$61,205	$151,929	$—	$893,369
Product sales revenues	848,902	591	5,035	—	854,528
Affiliate management fee revenue	—	770	—	—	770
Total revenues	1,529,137	62,566	156,964	—	1,748,667
Operating expenses	250,794	(4,898)	63,438	(2,919)	306,415
Product purchases	704,313	—	1,957	—	706,270
Equity earnings	—	(6,761)	(2)	—	(6,763)
Operating margin	574,030	74,225	91,571	2,919	742,745
Depreciation and amortization expense	81,876	10,303	26,081	2,919	121,179
G&A expenses	80,746	1,773	16,150	—	98,669
Operating profit	$411,408	$62,149	$49,340	$—	$522,897
Additions to long-lived assets	$130,645	$45,124	$38,125		$213,894

	As of December 31, 2011
Segment assets	$2,736,522	$432,073	$638,451		$3,807,046
Corporate assets					237,955
Total assets					$4,045,001
Goodwill	$38,369	$12,082	$2,809		$53,260
Investments in non-controlled entities	$—	$24,936	$10,658		$35,594

	Year Ended December 31, 2012
	Refined Products	Crude Oil	Marine Storage	Intersegment Eliminations	Total
	(in thousands)
Transportation and terminals revenues	$723,835	$92,288	$154,621	$—	$970,744
Product sales revenues	790,116	—	9,266	—	799,382
Affiliate management fee revenue	—	1,734	214	—	1,948
Total revenues	1,513,951	94,022	164,101	—	1,772,074
Operating expenses	267,694	5,229	58,486	(2,955)	328,454
Product purchases	653,429	—	3,679	—	657,108
Equity earnings	—	(2,574)	(387)	—	(2,961)
Operating margin	592,828	91,367	102,323	2,955	789,473
Depreciation and amortization expense	86,218	12,228	26,611	2,955	128,012
G&A expenses	87,309	5,420	16,674	—	109,403
Operating profit	$419,301	$73,719	$59,038	$—	$552,058
Additions to long-lived assets	$127,744	$166,960	$56,485		$351,189

	As of December 31, 2012
Segment assets	$2,530,770	$875,005	$656,855		$4,062,630
Corporate assets					357,437
Total assets					$4,420,067
Goodwill	$38,369	$12,082	$2,809		$53,260
Investments in non-controlled entities	$—	$91,629	$15,727		$107,356

The increase in corporate assets from December 31, 2010 to December 31, 2012 was primarily due to the cash and cash equivalents on hand at December 31, 2012.